+

O c

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.9%
	ASSET MANAGEMENT - 0.3%
8,823	Federated Hermes, Inc., Class B	$ 500,352

	BEVERAGES - 0.7%
6,932	Coca-Cola Company	527,179
3,446	PepsiCo, Inc.	535,129
		1,062,308
	COMMERCIAL SUPPORT SERVICES - 0.7%
2,917	Cintas Corporation	493,381
2,296	Waste Management, Inc.	527,598
		1,020,979
	CONSUMER SERVICES - 0.4%
6,579	Service Corp International	542,833

	DIVERSIFIED INDUSTRIALS - 0.3%
1,909	Illinois Tool Works, Inc.	496,894

	ELECTRICAL EQUIPMENT - 0.3%
3,529	Allegion plc	512,728

	HOUSEHOLD PRODUCTS - 0.7%
6,130	Colgate-Palmolive Company	522,460
3,621	Procter & Gamble Company	523,017
		1,045,477
	INDUSTRIAL INTERMEDIATE PROD - 0.3%
4,575	Mueller Industries, Inc.	506,910

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
6,571	SEI Investments Company	515,626

	INSURANCE - 1.4%
4,884	Aflac, Inc.	535,824
4,051	American Financial Group, Inc.	517,353
5,465	Arch Capital Group Ltd.(a)	524,585

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.9% (Continued)
	INSURANCE - 1.4% (Continued)
3,746	Globe Life, Inc.	$ 521,331
		2,099,093
	MACHINERY - 0.3%
5,706	Veralto Corporation	504,525

	MORTGAGE FINANCE - 0.3%
23,287	Annaly Capital Management, Inc.	492,520

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
44,735	Ellington Financial, Inc.	530,110

	RETAIL - DISCRETIONARY - 0.6%
2,333	Ross Stores, Inc.	505,397
3,114	TJX Companies, Inc.	497,306
		1,002,703
	RETAIL REIT - 0.4%
2,888	Simon Property Group, Inc.	538,699

	SOFTWARE - 0.3%
1,390	Microsoft Corporation	514,536

	SPECIALTY REITS - 0.3%
3,851	Lamar Advertising Company, Class A	487,768

	TECHNOLOGY HARDWARE - 0.7%
2,063	Apple, Inc.	523,569
1,211	Motorola Solutions, Inc.	525,538
		1,049,107
	TECHNOLOGY SERVICES - 0.6%
2,437	Automatic Data Processing, Inc.	495,150
1,022	Mastercard, Inc., Class A	510,653
		1,005,803

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.9% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3%
2,086	Union Pacific Corporation	$ 506,105

	WHOLESALE - CONSUMER STAPLES - 0.4%
7,472	Sysco Corporation	532,978

	TOTAL COMMON STOCKS (Cost $16,048,195)	15,468,054

	EXCHANGE-TRADED FUNDS — 74.4%
	ENERGY MLP FUND - 4.7%
139,680	Alerian MLP ETF, USD Class(c)	7,352,755

	FIXED INCOME - 62.9%
511,065	Invesco Emerging Markets Sovereign Debt ETF(c)	10,681,259
410,623	iShares 1-3 Year Treasury Bond ETF(c)	33,905,141
65,347	iShares 20+ Year Treasury Bond ETF	5,664,931
151,885	iShares 7-10 Year Treasury Bond ETF	14,495,904
49,149	iShares Floating Rate Bond ETF	2,504,142
53,155	iShares MBS ETF	5,047,067
26,993	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2,517,637
102,425	ProShares Short 20+ Year Treasury ETF(c)	2,481,758
122,608	State Street SPDR Bloomberg Convertible Securities ETF(c)	11,221,084
110,894	State Street SPDR Nuveen ICE Municipal Bond ETF	5,027,934
108,254	VanEck Intermediate Muni ETF(c)	5,026,233
		98,573,090
	LARGE CAP FUND - 6.8%
119,668	WisdomTree US LargeCap Dividend Fund	10,689,943

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,175,229)	116,615,788

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 14.5%
	MONEY MARKET FUNDS - 14.5%
11,359,514	Fidelity Government Portfolio, Class I, 3.52%(b)			$ 11,359,514
11,359,513	First American Government Obligations Fund, Class Z, 3.53%(b)			11,359,513
	TOTAL MONEY MARKET FUNDS (Cost $22,719,027)			22,719,027

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,719,027)			22,719,027

Units
	COLLATERAL FOR SECURITIES LOANED — 22.7%
35,510,324	Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(b),(d),(e)			35,510,324
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $35,510,324)

	TOTAL INVESTMENTS – 121.5% (Cost $191,452,775)			$ 190,313,193
	LIABILITIES IN EXCESS OF OTHER ASSETS – (21.5)%			(33,617,069)
	NET ASSETS - 100.0%			$ 156,696,124

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
24	CME E-Mini Standard & Poor's 500 Index Futures	06/22/2026	$ 7,884,900	$ 142,423
203	Ultra U.S. Treasury Bond Futures	06/22/2026	23,662,188	(76,126)
	TOTAL FUTURES CONTRACTS			$ 66,297

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(c) (d) (e)

All or portion of the security is on loan. Total loaned securities had a value of $34,998,345 at March 31, 2026.

Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.0%
	EQUITY - 24.3%
12,998	iShares Russell 1000 Value ETF	$ 2,777,283
38,288	iShares Russell Mid-Cap Value ETF	5,580,093
146,137	State Street Energy Select Sector SPDR ETF	8,952,352
		17,309,728
	INTERNATIONAL EQUITIES - 2.7%
34,498	iShares MSCI Emerging Markets ETF	1,959,141

	SMALL CAP VALUE - 0.5%
1,796	iShares Russell 2000 Value ETF	340,504

	U.S. LARGE CAP EQUITIES - 69.5%
76,235	State Street SPDR S&P 500 ETF Trust(b)	49,578,670

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,799,573)	69,188,043

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
1,145,114	Fidelity Government Portfolio, Class I, 3.52%(a)	1,145,114
1,145,113	First American Government Obligations Fund, Class Z, 3.53%(a)	1,145,113
	TOTAL MONEY MARKET FUNDS (Cost $2,290,227)	2,290,227

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,290,227)	2,290,227
Units
	COLLATERAL FOR SECURITIES LOANED — 39.4%
28,117,548	Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(a),(c),(d)	28,117,548
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,117,548)

	TOTAL INVESTMENTS – 139.6% (Cost $99,207,348)	$ 99,595,818
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.6)%	(28,240,610)
	NET ASSETS - 100.0%	$ 71,355,208

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(b) (c) (d)

All or portion of the security is on loan. Total loaned securities had a value of $28,361,327 at March 31, 2026.

Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

Investment is valued using net asset value per share as a practical expedient.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
11,800	iShares Russell 2000 Value ETF	$ 2,237,162	USD SOFR plus 60 bp	4/29/2027	BRC	$ 51,330

	BRC - Barclays Capital				Total:	$ 51,330
SOFR - Secured Overnight Financing Rate
LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

+

O c

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.6%
	ALTERNATIVE - 12.4%
1,581	Convergence Long/short Equity ETF	$ 44,489
7,562	First Trust Alternative Absolute Return Strategy ETF	255,196
18,329	iMGP DBi Managed Futures Strategy ETF	552,620
355	IndexIQ ETF Trust - IQ Hedge Multi-Strategy	12,113
8,058	Simplify Managed Futures Strategy ETF	243,513
		1,107,931
	COMMODITY - 3.8%
949	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	23,051
653	Amplify Junior Silver Miners ETF	19,407
2,551	First Trust Global Tactical Commodity Strategy ETF	73,239
1,351	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	23,399
2,735	iShares Bloomberg Roll Select Commodity Strategy ETF	162,514
829	iShares Gold Trust Micro(a)	38,714
98	iShares GSCI Commodity Dynamic Roll Strategy ETF(d)	3,314
		343,638
	EQUITY - 35.7%
1,532	Aptus Collared Investment Opportunity ETF	64,283
6,242	Fidelity High Dividend ETF	344,808
1,733	Fidelity MSCI Energy Index ETF (d)	58,957
8,015	First Trust Global Wind Energy ETF	198,291
3,340	FlexShares Global Upstream Natural Resources Index Fund	184,234
4,009	Franklin International Low Volatility High Dividend Index ETF	162,525
2,092	Global X Adaptive US Factor ETF	101,148
227	Global X Lithium & Battery Tech ETF	16,877
325	Global X Silver Miners ETF	29,276
413	Invesco DWA Energy Momentum ETF	24,595
1,083	Invesco Solar ETF(a)	60,334
677	Invesco WilderHill Clean Energy ETF	21,380
1,841	iShares Global Clean Energy ETF	33,672
6,896	iShares Global Energy ETF	397,279
3,596	iShares MSCI USA Small-Cap Min Vol Factor ETF	156,847
323	iShares North American Natural Resources ETF	20,330
291	iShares Residential and Multisector Real Estate ETF	24,214
2,009	iShares U.S. Energy ETF(d)	130,123

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.6% (Continued)
	EQUITY - 35.7% (Continued)
1,366	iShares U.S. Oil Equipment & Services ETF	$ 39,546
1,532	SPDR S&P Global Natural Resources ETF	114,394
349	SPDR S&P Oil & Gas Exploration & Production ETF	63,459
430	State Street SPDR Global Dow ETF	72,905
4,772	State Street SPDR S&P Emerging Markets Dividend ETF(d)	188,399
831	State Street SPDR S&P Kensho Clean Power ETF	75,056
2,250	VanEck Natural Resources ETF(d)	163,057
76	VanEck Oil Services ETF	30,720
1,610	VanEck Rare Earth/Strategic Metals ETF	141,680
2,681	WisdomTree US LargeCap Dividend Fund	239,494
623	WisdomTree US LargeCap Fund	42,432
		3,200,315
	FIXED INCOME - 12.7%
10,666	Invesco Variable Rate Preferred ETF(d)	255,771
4,369	iShares Convertible Bond ETF	444,721
3,961	iShares Short Duration Bond Active ETF	201,357
2,624	State Street SPDR Bloomberg Convertible Securities ETF(d)	240,148
		1,141,997

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,776,484)	5,793,881

	PRIVATE INVESTMENT FUNDS — 9.9%
	PRIVATE INVESTMENT FUNDS - 9.9%
N/A	Hyperion Fund LLC(c),(f)	886,873

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $792,900)	886,873

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 24.3%
	MONEY MARKET FUNDS - 24.3%
1,089,455	Fidelity Government Portfolio, Class I, 3.52%(b)			$ 1,089,455
1,089,455	First American Government Obligations Fund, Class Z, 3.53%(b)			1,089,455
	TOTAL MONEY MARKET FUNDS (Cost $2,178,910)			2,178,910

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,910)			2,178,910
Units
	COLLATERAL FOR SECURITIES LOANED — 9.1%
816,410	Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(b),(e),(f)			816,410
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $816,410)

	TOTAL INVESTMENTS – 107.9% (Cost $9,564,704)			$ 9,676,074
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9)%			(707,376)
	NET ASSETS - 100.0%			$ 8,968,698

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
1	CME E-Mini NASDAQ 100 Index Futures	06/22/2026	$ 478,300	$ (19,615)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
8	Ultra U.S. Treasury Bond Futures	06/22/2026	$ 932,500	$ (3,250)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b) (c) (d) (e) (f)

Rate disclosed is the seven-day effective yield as of March 31, 2026.

Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

All or portion of the security is on loan. Total loaned securities had a value of $805,515 at March 31, 2026.

Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	PRIVATE INVESTMENT FUND — 9.5%
	PRIVATE INVESTMENT - 9.5%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a),(c)			$ 16,980,914

	TOTAL PRIVATE INVESTMENT FUND (Cost $16,415,017)			16,980,914

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 2.2%
	BANKING - 2.2%
1,000,000	Ally Bank	3.7500	09/27/27	998,201
1,000,000	Axos Bank	3.8000	04/02/27	999,253
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	998,834
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	997,643
				3,993,931

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,993,931
Shares
	SHORT-TERM INVESTMENTS — 87.6%
	MONEY MARKET FUNDS - 87.6%
78,573,200	Fidelity Government Portfolio, Class I, 3.52%(b)			78,573,200
78,573,199	First American Government Obligations Fund, Class Z, 3.53%(b)			78,573,199
	TOTAL MONEY MARKET FUNDS (Cost $157,146,399)			157,146,399

	TOTAL SHORT-TERM INVESTMENTS (Cost $157,146,399)			157,146,399

	TOTAL INVESTMENTS - 99.3% (Cost $177,561,416)			$ 178,121,244
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			1,287,750
	NET ASSETS - 100.0%			$ 179,408,994

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund (the "Feeder") effectuates its trading strategy through the Galaxy Plus Fund - Profit Score Regime - Adaptive Equity Master Fund (570) LLC (the "Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading S&P 500 E-Mini Futures. Quantified STF Fund invests into the Feeder and then the Feeder invests in the Master.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(c)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.3%
	EQUITY - 0.3%
300	State Street SPDR S&P 500 ETF Trust			$ 195,102

	TOTAL EXCHANGE-TRADED FUND (Cost $190,942)			195,102

	PRIVATE INVESTMENT FUND — 14.5%
	PRIVATE INVESTMENT - 14.5%
N/A	Hyperion Fund LLC(a)			9,118,847

	TOTAL PRIVATE INVESTMENT FUND (Cost $8,600,000)			9,118,847

	SHORT-TERM INVESTMENTS — 74.7%
	MONEY MARKET FUNDS - 74.7%
23,416,277	Fidelity Government Portfolio, Class I, 3.52%(b)			23,416,277
23,416,277	First American Government Obligations Fund, Class Z, 3.53%(b)			23,416,277
	TOTAL MONEY MARKET FUNDS (Cost $46,832,554)			46,832,554

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,832,554)			46,832,554

	TOTAL INVESTMENTS - 89.5% (Cost $55,623,496)			$ 56,146,503
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.5%			6,589,359
	NET ASSETS - 100.0%			$ 62,735,862

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
363	CME E-Mini Standard & Poor's 500 Index Futures	06/22/2026	$ 119,259,113	$ (202,529)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Investment valued using net asset value per share as practical expedient. Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUND — 1.4%
	FIXED INCOME - 1.4%
1,300	iShares 20+ Year Treasury Bond ETF			$ 112,697

	TOTAL EXCHANGE-TRADED FUND (Cost $113,093)			112,697

	SHORT-TERM INVESTMENTS — 84.2%
	MONEY MARKET FUNDS - 84.2%
3,268,850	Fidelity Government Portfolio, Class I, 3.52%(a)			3,268,850
3,268,849	First American Government Obligations Fund, Class Z, 3.53%(a)			3,268,849
	TOTAL MONEY MARKET FUNDS (Cost $6,537,699)			6,537,699

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,537,699)			6,537,699

	TOTAL INVESTMENTS - 85.6% (Cost $6,650,792)			$ 6,650,396
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.4%			1,116,036
	NET ASSETS - 100.0%			$ 7,766,432

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
39	Ultra U.S. Treasury Bond Futures	06/22/2026	$ 4,545,938	$ 9,750
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Apepreciation/ (Depreciation)
Long Position:
48,700	iShares iBoxx $ High Yield Corporate Bond ETF	$ 3,874,572	USD SOFR plus 60 bp	4/29/2027	BRC	$ 35,343
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,956	USD SOFR plus 60 bp	4/30/2027	BRC	(1)
40,500	State Street SPDR Bloomberg High Yield Bond ETF	3,876,660	USD SOFR plus 60 bp	4/29/2027	BRC	37,660
100	State Street SPDR Bloomberg High Yield Bond ETF	9,772	USD SOFR plus 60 bp	4/30/2027	BRC	3

					Total:	$ 73,005
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 1.4%
	GOLD BULLION - 1.4%
850	SPDR Gold Shares(d),(f)	$ 365,747

	TOTAL EXCHANGE-TRADED FUND (Cost $346,793)	365,747

	PRIVATE INVESTMENT FUNDS — 11.4%
	HEDGE FUND - 2.8%
N/A	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund(a),(d),(e)	771,515

	PRIVATE INVESTMENT FUND - 8.6%
N/A	Hyperion Fund LLC(b),(d),(e)	2,321,762

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $2,985,000)	3,093,277

	SHORT-TERM INVESTMENTS — 47.6%
	CERTIFICATE PARTICIPATION - 47.6%
6,404,657	Fidelity Government Portfolio, Class I, 3.52%(c)	6,404,657
79,757	First American Government Obligations Fund, Class X, 3.57%(c),(d)	79,757
6,404,657	First American Government Obligations Fund, Class Z, 3.53%(c)	6,404,657
	TOTAL CERTIFICATE PARTICIPATION (Cost $12,889,071)	12,889,071

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,889,071)	12,889,071

	TOTAL INVESTMENTS - 60.4% (Cost $16,220,864)	$ 16,348,095
	OTHER ASSETS IN EXCESS OF LIABILITIES- 39.6%	10,716,777
	NET ASSETS - 100.0%	$ 27,064,872

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
5	COMEX Gold 100 Troy Ounces Futures(d)	06/29/2026	$ 2,356,750	$ 146,700
TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)

Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund (the "Feeder") effectuates its trading strategy through the Galaxy Plus Fund - Icon Market Neutral Master Fund (596) LLC (the "Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading futures contracts. Quantified Evolution Plus Fund invests into the Feeder and then the Feeder invests in the Master.

Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(c)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(d)	All or a portion of this investment is a holding of the QEPF Fund Limited.
(e)	Investment is valued using net asset value per share as a practical expedient.
(f)	Non-income producing security.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
36,700	iShares MSCI Emerging Market ETF	$ 2,084,193	USD SOFR plus 60 bp	3/23/2027	BRC	$ (460,926)
200	iShares MSCI Emerging Market ETF	11,358	USD SOFR plus 60 bp	3/25/2027	BRC	(1,367)
4,700	iShares MSCI Emerging Market ETF	266,913	USD SOFR plus 60 bp	4/1/2027	BRC	(28,261)
2,300	iShares MSCI Emerging Market ETF	130,617	USD SOFR plus 60 bp	4/2/2027	BRC	(5,921)
4,300	iShares MSCI Emerging Market ETF	244,197	USD SOFR plus 60 bp	4/8/2027	BRC	(2,064)
5,700	iShares MSCI Emerging Market ETF	323,703	USD SOFR plus 60 bp	4/9/2027	BRC	(11,418)
7,100	iShares MSCI Emerging Market ETF	403,209	USD SOFR plus 60 bp	4/12/2027	BRC	(3,288)
3,800	iShares MSCI Emerging Market ETF	215,802	USD SOFR plus 60 bp	4/16/2027	BRC	(4,983)
3,300	iShares MSCI Emerging Market ETF	187,407	USD SOFR plus 60 bp	4/22/2027	BRC	3,618
25,800	iShares MSCI Emerging Market ETF	1,465,182	USD SOFR plus 60 bp	4/23/2027	BRC	(17,529)
8,300	iShares MSCI Emerging Market ETF	471,357	USD SOFR plus 60 bp	4/26/2027	BRC	9,397
3,400	iShares MSCI Emerging Market ETF	193,086	USD SOFR plus 60 bp	4/29/2027	BRC	5,447
2,032,600	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	35,204,632	USD OBFR plus 55 bp	4/27/2026	BRC	4,683,342
125,200	Vanguard FTSE Europe ETF	10,320,236	USD SOFR plus 60 bp	4/29/2027	BRC	336,362

	BRC - Barclays Capital				Total:	$ 4,502,409
	OBFR - Overnight Bank Funding Rate
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9%
	ASSET MANAGEMENT - 2.4%
54,615	Janus Henderson Group PLC	$ 2,805,573

	AUTOMOTIVE - 0.7%
52,359	Fox Factory Holding Corporation(a)	861,829

	BANKING - 8.1%
75,129	Bank of Hawaii Corporation(c)	5,578,328
173,823	First Horizon Corporation(c)	3,956,211
		9,534,539
	BIOTECH & PHARMA - 10.5%
381,183	Catalyst Pharmaceuticals, Inc.(a)	9,438,091
52,998	Phibro Animal Health Corporation, Class A	2,931,319
		12,369,410
	CHEMICALS - 8.1%
118,362	Axalta Coating Systems Ltd.(a)	3,278,627
12,667	Linde PLC	6,279,792
		9,558,419
	CONTAINERS & PACKAGING - 2.2%
65,535	Smurfit WestRock plc	2,611,570

	ELECTRICAL EQUIPMENT - 3.7%
5,043	GE Vernova, Inc.	4,402,035

	FOOD - 3.3%
62,466	Darling Ingredients, Inc.(a)	3,863,522

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
31,601	Sylvamo Corporation	1,334,826

	HEALTH CARE FACILITIES & SERVICES - 2.9%
80,254	BrightSpring Health Services, Inc.(a),(c)	3,419,623

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
38,110	Gibraltar Industries, Inc.(a)	$ 1,519,446

	INFRASTRUCTURE REIT - 3.7%
25,236	American Tower Corporation, Class A	4,355,229

	INSTITUTIONAL FINANCIAL SERVICES - 5.4%
20,377	Intercontinental Exchange, Inc.	3,204,895
36,883	Nasdaq, Inc.(c)	3,130,998
		6,335,893
	MACHINERY - 5.4%
4,445	Caterpillar, Inc.	3,149,105
89,919	Kennametal, Inc.	3,248,773
		6,397,878
	METALS & MINING - 1.4%
24,323	Alcoa Corporation	1,613,345

	OFFICE REIT - 1.8%
80,863	Vornado Realty Trust	2,101,629

	OIL & GAS PRODUCERS - 3.8%
98,978	Range Resources Corporation(c)	4,471,826

	OIL & GAS SERVICES & EQUIPMENT - 3.0%
60,860	Kodiak Gas Services, Inc.	3,549,355

	RETAIL - CONSUMER STAPLES - 5.1%
6,075	Costco Wholesale Corporation	6,053,312

	RETAIL - DISCRETIONARY - 2.0%
11,816	AutoNation, Inc.(a)	2,307,192

	SEMICONDUCTORS - 5.2%
19,962	Broadcom, Inc.	6,178,439

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	SOFTWARE - 2.1%
26,504	Concentrix Corporation(c)	$ 725,150
82,458	Privia Health Group, Inc.(a)	1,696,161
		2,421,311
	SPECIALTY FINANCE - 2.2%
63,696	Enact Holdings, Inc.	2,599,434

	SPECIALTY REIT - 2.1%
66,376	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	2,439,318

	TECHNOLOGY HARDWARE - 6.5%
1,486	Lumentum Holdings, Inc.(a),(c)	1,044,301
4,012	Seagate Technology Holdings PLC	1,571,741
20,550	TD SYNNEX Corporation	3,466,991
5,554	Western Digital Corporation	1,502,301
		7,585,334
	TECHNOLOGY SERVICES - 1.2%
110,596	DXC Technology Company(a)	1,390,192

	TRANSPORTATION & LOGISTICS - 0.7%
10,783	Allegiant Travel Company(a),(c)	873,854

	TOTAL COMMON STOCKS (Cost $112,200,072)	112,954,333

	SHORT-TERM INVESTMENTS — 4.1%
	MONEY MARKET FUNDS - 4.1%
2,430,503	Fidelity Government Portfolio, Class I, 3.52%(b)	2,430,503
2,430,503	First American Government Obligations Fund, Class Z, 3.53%(b)	2,430,503
	TOTAL MONEY MARKET FUNDS (Cost $4,861,006)	4,861,006

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,861,006)	4,861,006

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Units		Fair Value
COLLATERAL FOR SECURITIES LOANED — 13.4%
15,741,207	Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(b),(d),(e)	$ 15,741,207
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,741,207)

	TOTAL INVESTMENTS – 113.4% (Cost $132,802,285)	$ 133,556,546
	LIABILITIES IN EXCESS OF OTHER ASSETS – (13.4)%	(15,793,108)
	NET ASSETS - 100.0%	$ 117,763,438

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(c) (d) (e)

All or portion of the security is on loan. Total loaned securities had a value of $15,548,736 at March 31, 2026.

Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.9%
	EQUITY - 96.9%
163,087	State Street Energy Select Sector SPDR ETF	$ 9,990,710
48,074	State Street SPDR S&P 500 ETF(b)	31,264,445
		41,255,155

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,264,068)	41,255,155

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
686,229	Fidelity Government Portfolio, Class I, 3.52%(a)	686,229
686,230	First American Government Obligations Fund, Class Z, 3.53%(a)	686,230
	TOTAL MONEY MARKET FUNDS (Cost $1,372,459)	1,372,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,372,459)	1,372,459
Units
	COLLATERAL FOR SECURITIES LOANED — 50.4%
21,471,465	Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(a),(c),(d)	21,471,465
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,471,465)

	TOTAL INVESTMENTS - 150.5% (Cost $64,107,992)	$ 64,099,079
	LIABILITIES IN EXCESS OF OTHER ASSETS - (50.5)%	(21,513,579)
	NET ASSETS - 100.0%	$ 42,585,500

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(b) (c) (d)

All or portion of the security is on loan. Total loaned securities had a value of $21,657,623 at March 31, 2026.

Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
5,260	State Street Energy Select Sector SPDR ETF	$ 322,228	USD SOFR plus 60 bp	3/22/2027	BRC	$ 56,191
1,550	State Street SPDR S&P 500 ETF Trust	1,008,027	USD SOFR plus 60 bp	5/15/2027	BRC	(13,370)
						$ 42,821

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.1%
	EQUITY - 87.1%
3,086	Invesco QQQ Trust Series 1	$ 1,781,177
12,617	Invesco S&P 500 Equal Weight ETF	2,421,455
33,222	Invesco S&P 500 Low Volatility ETF	2,429,858
14,183	Vanguard Dividend Appreciation ETF	3,050,196
27,696	Vanguard International Dividend Appreciation ETF	2,449,988
		12,132,674

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,891,162)	12,132,674

	SHORT-TERM INVESTMENTS — 11.6%
	MONEY MARKET FUNDS - 11.6%
807,312	Fidelity Government Portfolio, Class I, 3.52%(a)	807,312
807,311	First American Government Obligations Fund, Class Z, 3.53%(a)	807,311
	TOTAL MONEY MARKET FUNDS (Cost $1,614,623)	1,614,623

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,614,623)	1,614,623

	TOTAL INVESTMENTS - 98.7% (Cost $13,505,785)	$ 13,747,297
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	184,896
	NET ASSETS - 100.0%	$ 13,932,193

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
220	Invesco QQQ Trust Series 1	$ 126,980	USD SOFR plus 60 bp	7/2/2026	BRC	$ 7,415
80	Invesco QQQ Trust Series 1	46,174	USD SOFR plus 60 bp	7/10/2026	BRC	2,041
60	Invesco QQQ Trust Series 1	34,631	USD SOFR plus 60 bp	1/15/2027	BRC	(2,386)
40	Invesco QQQ Trust Series 1	23,087	USD SOFR plus 60 bp	2/4/2027	BRC	(1,663)
70	Invesco QQQ Trust Series 1	40,403	USD SOFR plus 60 bp	2/8/2027	BRC	(3,424)
15,600	Invesco S&P 500 Equal Weight ETF	2,993,952	USD SOFR plus 60 bp	7/2/2026	BRC	118,192
5,150	Invesco S&P 500 Equal Weight ETF	988,388	USD SOFR plus 60 bp	7/10/2026	BRC	29,527
3,300	Invesco S&P 500 Equal Weight ETF	633,336	USD SOFR plus 60 bp	1/15/2027	BRC	(9,572)
2,670	Invesco S&P 500 Equal Weight ETF	512,426	USD SOFR plus 60 bp	2/4/2027	BRC	(7,598)
4,320	Invesco S&P 500 Equal Weight ETF	829,094	USD SOFR plus 60 bp	2/8/2027	BRC	(27,987)
2,360	Invesco S&P 500 Low Volatility ETF	172,610	USD SOFR plus 60 bp	7/2/2026	BRC	(6,014)
850	Invesco S&P 500 Low Volatility ETF	62,169	USD SOFR plus 60 bp	7/10/2026	BRC	(2,374)
570	Invesco S&P 500 Low Volatility ETF	41,690	USD SOFR plus 60 bp	1/15/2027	BRC	299
520	Invesco S&P 500 Low Volatility ETF	38,033	USD SOFR plus 60 bp	2/4/2027	BRC	639
810	Invesco S&P 500 Low Volatility ETF	59,243	USD SOFR plus 60 bp	2/8/2027	BRC	496
1,090	Vanguard Dividend Appreciation ETF	234,415	USD SOFR plus 60 bp	7/2/2026	BRC	8,096
340	Vanguard Dividend Appreciation ETF	73,120	USD SOFR plus 60 bp	7/10/2026	BRC	1,546
250	Vanguard Dividend Appreciation ETF	53,765	USD SOFR plus 60 bp	1/15/2027	BRC	(1,824)
180	Vanguard Dividend Appreciation ETF	38,711	USD SOFR plus 60 bp	2/4/2027	BRC	(1,365)
310	Vanguard Dividend Appreciation ETF	66,669	USD SOFR plus 60 bp	2/8/2027	BRC	(3,238)
2,240	Vanguard Dividend Appreciation ETF	198,150	USD SOFR plus 60 bp	7/2/2026	BRC	(11,886)
630	Vanguard Dividend Appreciation ETF	55,730	USD SOFR plus 60 bp	7/10/2026	BRC	(3,988)
430	Vanguard Dividend Appreciation ETF	38,038	USD SOFR plus 60 bp	1/15/2027	BRC	(1,819)
360	Vanguard International Dividend Appreciation ETF	31,846	USD SOFR plus 60 bp	2/4/2027	BRC	(1,505)
610	Vanguard International Dividend Appreciation ETF	53,961	USD SOFR plus 60 bp	2/8/2027	BRC	(3,149)

					Total:	$ 78,459
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at March 31, 2021.
(2)	Payment frequency quarterly.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
400	iShares 20+ Year Treasury Bond ETF			$ 34,676

	TOTAL EXCHANGE-TRADED FUND (Cost $34,379)			34,676

	SHORT-TERM INVESTMENTS — 91.8%
	MONEY MARKET FUNDS - 91.8%
17,776,585	Fidelity Government Portfolio, Class I, 3.52%(a)			17,776,585
17,776,584	First American Government Obligations Fund, Class Z, 3.53%(a)			17,776,584
	TOTAL MONEY MARKET FUNDS (Cost $35,553,169)			35,553,169

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,553,169)			35,553,169

	TOTAL INVESTMENTS - 91.9% (Cost $35,587,548)			$ 35,587,845
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.1%			3,134,670
	NET ASSETS - 100.0%			$ 38,722,515

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
99	Ultra U.S. Treasury Bond Futures	06/22/2026	$ 11,539,688	$ 146,719
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6%
	ASSET MANAGEMENT - 2.3%
4,677	Futu Holdings Ltd. - ADR(a)	$ 639,627

	AUTOMOTIVE - 5.5%
7,432	Toyota Motor Corporation - ADR	1,531,661

	BANKING - 23.4%
35,903	Banco Bilbao Vizcaya Argentaria S.A. - ADR	777,659
130,749	Banco Bradesco S.A. - ADR	477,234
27,706	Banco de Chile - ADR	1,026,230
35,333	Banco Santander Chile - ADR	1,180,122
20,166	Banco Santander S.A. - ADR	227,472
3,880	HSBC Holdings plc - ADR	320,061
24,993	ING Groep N.V. - ADR	651,068
37,141	Itau Unibanco Holding S.A. - ADR	311,242
8,028	KB Financial Group, Inc. - ADR	800,632
27,364	Mizuho Financial Group, Inc. - ADR	217,270
34,503	NatWest Group plc - ADR	514,095
		6,503,085
	BEVERAGES - 1.4%
133,866	Ambev S.A. - ADR	390,889

	BIOTECH & PHARMA - 7.8%
50,720	Genmab A/S - ADR(a)	1,360,817
49,495	Grifols S.A. - ADR	396,950
2,645	Novartis A.G. - ADR	404,024
		2,161,791
	E-COMMERCE DISCRETIONARY - 4.6%
1,763	Alibaba Group Holding Ltd. - ADR	221,186
10,230	PDD Holdings, Inc. - ADR(a)	1,045,301
		1,266,487
	ELECTRIC UTILITIES - 4.5%
296,210	Cia Energetica de Minas Gerais - ADR	707,942
39,014	Korea Electric Power Corporation - ADR(a)	555,949
		1,263,891

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 2.1%
58,731	Suzano S.A. - ADR	$ 587,897

	HEALTH CARE FACILITIES & SERVICES - 0.8%
10,226	Fresenius Medical Care A.G. & Company KGaA - ADR	230,699

	LEISURE FACILITIES & SERVICES - 3.2%
12,434	Atour Lifestyle Holdings Ltd. - ADR	457,696
8,513	H World Group Ltd. - ADR	428,119
		885,815
	OIL & GAS PRODUCERS - 5.7%
19,728	Eni SpA - ADR	1,116,802
22,715	Petroleo Brasileiro S.A. - ADR	471,336
		1,588,138
	SEMICONDUCTORS - 3.0%
2,499	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	844,537

	TECHNOLOGY HARDWARE - 1.8%
43,709	Telefonaktiebolaget LM Ericsson - ADR	492,600

	TECHNOLOGY SERVICES - 1.1%
21,908	Infosys Ltd. - ADR	295,977

	TELECOMMUNICATIONS - 3.2%
47,978	Telkom Indonesia Persero Tbk P.T. - ADR	896,229

	TOBACCO & CANNABIS - 1.9%
9,169	British American Tobacco plc - ADR	536,112

	TRANSPORTATION & LOGISTICS - 8.3%
5,613	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte - ADR	643,979
2,410	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	594,957
21,864	Latam Airlines Group S.A. - ADR	1,080,956
		2,319,892

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)

	TOTAL COMMON STOCKS (Cost $23,915,978)	$ 22,435,327

	EXCHANGE-TRADED FUND — 9.6%
	EQUITY - 9.6%
4,079	State Street SPDR S&P 500 ETF	2,652,737

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,799,774)	2,652,737

	SHORT-TERM INVESTMENTS — 9.3%
	MONEY MARKET FUNDS - 9.3%
1,297,009	Fidelity Government Portfolio, Class I, 3.52%(b)	1,297,009
1,297,010	First American Government Obligations Fund, Class Z, 3.53%(b)	1,297,010
	TOTAL MONEY MARKET FUNDS (Cost $2,594,019)	2,594,019

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,594,019)	2,594,019

	TOTAL INVESTMENTS - 99.5% (Cost $29,309,771)	$ 27,682,083
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	150,633
	NET ASSETS - 100.0%	$ 27,832,716

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 40.0%
	PRIVATE INVESTMENT - 40.0%
13,184	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund(a),(c),(d)	$ 8,505,218
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a),(d)	10,298,482
		18,803,700

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $25,469,007)	18,803,700

	SHORT-TERM INVESTMENTS — 60.0%
	MONEY MARKET FUNDS - 60.0%
27,996,908	Fidelity Government Portfolio, Class I, 3.52%(b)	27,996,908
254,300	First American Government Obligations Fund, Class X, 3.57%(b),(c)	254,300
	TOTAL MONEY MARKET FUNDS (Cost $28,251,208)	28,251,208

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,251,208)	28,251,208

	TOTAL INVESTMENTS - 100.0% (Cost $53,720,215)	$ 47,054,908
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(e)	18,679
	NET ASSETS - 100.0%	$ 47,073,587

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC – Evolution Strategy Financials Feeder Fund (587) LLC (the "Onshore Feeder") effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Financials Master Fund (587) LLC (the "Onshore Master Fund”). Galaxy Plus Fund LLC – Evolution Strategy Commodities Offshore Feeder Fund (586) Segregated Portfolio (the “Offshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Commodities Master Fund (586) LLC (the “Offshore Master Fund). The strategy’s objective is to generate absolute returns through speculative trading of futures interest on U.S. and non-U.S. exchanges, options on futures contracts, forward contracts in metals traded on the London Metal Exchange, and may trade currency forward contracts the interbank market. Quantified Eckhardt Managed Futures Fund invests into each Feeder and then each Feeder invests in the Master.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(c) (d)	All or a portion of this investment is a holding of the QEMFS Fund Limited. Investment is valued using net asset value per share as a practical expedient.
(e)	Percentage rounds to less than 0.01%.